Fair Value Measurements (Estimated Fair Values of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	$ 44,996	$ 56,582
Securities	869,737	944,892
Loans Held-for-sale, Fair Value Disclosure	6,225	15,183
Loans, net	1,727,762	1,503,515
Restricted investments in bank stock	20,564	15,450
Accrued interest receivable	7,059	7,206
Financial liabilities:
Deposits	2,239,621	2,231,291
Short-term borrowings	277,750	113,225
Long-term debt	15,800	40,800
Accrued interest payable	218	308
Carrying Amount [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Carrying Amount [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair Value [Member]
Financial assets:
Cash and cash equivalents	44,996	56,582
Securities	849,620	948,780
Loans Held-for-sale, Fair Value Disclosure	6,371	15,415
Loans, net	1,734,609	1,516,839
Restricted investments in bank stock	20,564	15,450
Accrued interest receivable	7,059	7,206
Financial liabilities:
Deposits	2,241,179	2,232,789
Short-term borrowings	277,750	113,225
Long-term debt	12,642	35,629
Accrued interest payable	218	308
Fair Value [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair Value [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	44,996	56,582
Accrued interest receivable	7,059	7,206
Financial liabilities:
Short-term borrowings	277,750	113,225
Accrued interest payable	218	308
Fair Value [Member] | Fair Value, Inputs, Level 1 [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair Value [Member] | Fair Value, Inputs, Level 1 [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets:
Securities	849,620	948,780
Fair Value [Member] | Fair Value, Inputs, Level 2 [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair Value [Member] | Fair Value, Inputs, Level 2 [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair Value [Member] | Fair value inputs, Level 3 [Member]
Financial assets:
Loans Held-for-sale, Fair Value Disclosure	6,371	15,415
Loans, net	1,734,609	1,516,839
Restricted investments in bank stock	20,564	15,450
Financial liabilities:
Deposits	2,241,179	2,232,789
Long-term debt	12,642	35,629
Fair Value [Member] | Fair value inputs, Level 3 [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair Value [Member] | Fair value inputs, Level 3 [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	$ 0	$ 0